Summary of Significant Accounting Policies - Schedule of Accounts and Other Payables (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Accounts Payable	$ 545,831	$ 405,819	$ 521,540
Accrued Expenses	2,880,439	2,751,127	2,472,617
Deferred Revenue	1,076	864	4,151
Accounts and Other Payables	$ 3,427,346	$ 3,157,810	$ 2,998,308